ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

February 24, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:           PNC Funds:  File Nos. 033-00488 and 811-04416

Post-Effective Amendment No. 116 to the Registration Statement

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of PNC Funds (the “Trust”), and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we are filing by electronic submission via EDGAR Post-Effective Amendment No. 116 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 117 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the registration of PNC International Growth Fund (the “Fund”).

Pursuant to the provisions of Rule 485(b) under the 1933 Act, the Amendment will become effective on February 29, 2016. We have assisted the Fund in the preparation of the Amendment and believe that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

No fees are required in connection with this filing.  Please direct any questions you may have with respect to this filing to me at (212) 841-5708.

Sincerely,

/s/ Jeremy C. Smith
Jeremy C. Smith, Ropes & Gray LLP